Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning	£ 2,941	£ 6
Balance at end	5,646	2,941	£ 6
Net book value	5,646	2,941	6
Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	18,717	15,779	15,669
Transfer from property, plant and equipment			122
Disposal	2,707		(12)
Acquisition	(22)	2,938
Balance at end	21,402	18,717	15,779
Net book value	21,402	18,717	15,779
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	15,776	15,773	15,669
Amortisation charge for the year	2	3	3
Transfer from property, plant and equipment			113
Disposal	(22)		(12)
Balance at end	15,756	15,776	15,773
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,938
Balance at end	5,645	2,938
Net book value	5,645	2,938
Intangible assets under development [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	16,316	13,378	13,378
Transfer from property, plant and equipment
Disposal	2,707
Acquisition		2,938
Balance at end	19,023	16,316	13,378
Net book value	19,023	16,316	13,378
Intangible assets under development [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	13,378	13,378	13,378
Amortisation charge for the year
Transfer from property, plant and equipment
Disposal
Balance at end	13,378	13,378	13,378
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at end
Net book value
Goodwill [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,291	2,291	2,291
Transfer from property, plant and equipment
Disposal
Acquisition
Balance at end	2,291	2,291	2,291
Net book value	2,291	2,291	2,291
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,291	2,291	2,291
Amortisation charge for the year
Transfer from property, plant and equipment
Disposal
Balance at end	2,291	2,291	2,291
IT and website costs [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	3	6
Balance at end	1	3	6
Net book value	1	3	6
IT and website costs [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	110	110
Transfer from property, plant and equipment			122
Disposal			(12)
Acquisition	(22)
Balance at end	88	110	110
Net book value	88	110	110
IT and website costs [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	107	104
Amortisation charge for the year	2	3	3
Transfer from property, plant and equipment			113
Disposal	(22)		(12)
Balance at end	£ 87	£ 107	£ 104